Trade and other payables - Summary of current liabilities - trade and other payables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Trade and other payables [abstract]
Trade payables	$ 4,548	$ 857
Accrued payables	10,519	3,472
Total trade and other payables	$ 15,067	$ 4,329